Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income (Loss)
Loss for the period	$ (45,794)	$ (98,774)	$ (42,142)
Other comprehensive income (loss):
Cumulative translation adjustment	(12,370)	3,745	7,414
Comprehensive loss	$ (58,164)	$ (95,029)	$ (34,728)